Property and Equipment Property and Equipment Table (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization [Table Text Block]
Depreciation and amortization expenses are summarized as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Depreciation	$254	$55	$191	$326
Amortization	17	7	16	26
	$271	$62	$207	$352

Property and Equipment [Table Text Block]
Property and equipment, net consists of the following:

	December 31
	2011	2010
	(Dollars in Millions)
Land	$184	$207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
	1,332	1,492
Product tooling, net of amortization	80	84
Property and equipment, net	$1,412	$1,576